Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Investments:
Debt Securities, available-for-sale, net of allowance for credit losses of $23 and $9 at December 31, 2022 and 2021, respectively (amortized cost: 2022 $48,798; 2021 $49,378)	$ 41,913,000,000	$ 51,289,000,000
Debt Securities, at fair value under fair value option	159,000,000	164,000,000
Equity securities, at fair value	359,000,000	257,000,000
Mortgage loans, net of allowance for credit losses of $95 and $94 at December 31, 2022 and 2021, respectively	10,967,000,000	11,482,000,000
Mortgage loans, at fair value under fair value option	582,000,000	0
Policy loans (including $3,419 and $3,467 at fair value under the fair value option at December 31, 2022 and 2021, respectively)	4,376,000,000	4,474,000,000
Freestanding derivative instruments	1,270,000,000	1,417,000,000
Other invested assets	2,817,000,000	2,620,000,000
Total investments	62,443,000,000	71,703,000,000
Cash and cash equivalents	3,934,000,000	1,799,000,000
Accrued investment income	501,000,000	496,000,000
Deferred acquisition costs	12,918,000,000	13,519,000,000
Reinsurance recoverable, net of allowance for credit losses of $15 and $12 at December 31, 2022 and 2021, respectively	29,076,000,000	32,877,000,000
Reinsurance recoverable on market risk benefits, at fair value	221,000,000	383,000,000
Market risk benefit assets, at fair value	4,865,000,000	1,664,000,000
Deferred income taxes, net	248,000,000	1,671,000,000
Receivables from affiliates	179,000,000	197,000,000
Other assets	731,000,000	656,000,000
Separate account assets	195,906,000,000	248,949,000,000
Total assets	311,022,000,000	373,914,000,000
Liabilities
Reserves for future policy benefits and claims payable	12,300,000,000	15,177,000,000
Other contract holder funds	57,980,000,000	58,489,000,000
Market risk benefit liabilities, at fair value	5,662,000,000	8,033,000,000
Funds withheld payable under reinsurance treaties	22,957,000,000	29,007,000,000
Long-term debt	470,000,000	494,000,000
Repurchase agreements and securities lending payable	1,045,000,000	1,586,000,000
Collateral payable for derivative instruments	689,000,000	913,000,000
Freestanding derivative instruments	2,065,000,000	41,000,000
Other liabilities	1,667,000,000	1,945,000,000
Separate account liabilities	195,906,000,000	248,949,000,000
Total liabilities	300,741,000,000	364,634,000,000
Commitments and contingencies
Equity
Common stock, (i) at December 31, 2022, common stock (formerly known as the Class A Common Stock at December 31, 2021) 1,000,000,000 shares authorized, $0.01 par value per share and 82,690,098 shares issued and outstanding (ii) at December 31, 2021, Class A Common Stock 900,000,000 shares authorized, $0.01 par value per share and 88,046,833 shares issued and outstanding and Class B Common Stock 100,000,000 shares authorized, $0.01 par value per share and 638,861 shares issued and outstanding (See Note 24)	14,000,000	14,000,000
Additional paid-in capital	5,364,000,000	5,964,000,000
Accumulated other comprehensive income (loss), net of tax expense (benefit) of $(66) in 2022 and $84 in 2021	(3,200,000,000)	1,504,000,000
Retained earnings	8,103,000,000	1,798,000,000
Total shareholder's equity	10,281,000,000	9,280,000,000
Total liabilities and equity	$ 311,022,000,000	$ 373,914,000,000